Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 2,345	$ 2,329	$ 2,014	$ 1,539	$ 936	$ 796
Investments	1,968	1,801		1,019
Receivables	1,012	597		596
Income taxes refundable	23	13		0
Due from (to) affiliates	0	0		0
Prepaid expenses and other current assets	197	192		49
Derivative asset	0	374		0
Total current assets	5,545	5,306		3,203
Property, equipment, and capitalized software, net	448	393		341
Deferred contract costs	80	81		54
Goodwill and intangible assets, net		641		361
Intangible assets, net	146	122		89
Goodwill	611	519		272
Restricted investments	107	109		102
Investment in subsidiaries, net	0	0		0
Derivative asset	226	0		329
Deferred income taxes	0	18		15
Other assets	39	28		30
Total Assets	7,202	6,576		4,435	2,988
Current liabilities:
Medical claims and benefits payable	1,766	1,685		1,201	670	495
Amounts due government agencies	1,238	729		527
Accounts payable and accrued liabilities	537	362		242
Deferred revenue	104	223		196
Income taxes payable		0		9
Current portion of long-term debt	1	449		0
Derivative liability	0	374		0
Total current liabilities	3,646	3,822		2,175
Long-term debt	1,626	1,160		887
Deferred income taxes	25	0
Other long-term liabilities	38	37		34
Derivative liability	226	0		329
Total liabilities	5,561	5,019		3,425
Total stockholders' equity	1,641	1,557		1,010
Total liabilities and stockholders' equity	7,202	6,576		4,435
Eliminations
Current assets:
Cash and cash equivalents	0	0	0	0	0	0
Investments	0	0		0
Receivables	0	0		0
Income taxes refundable	0	0
Due from (to) affiliates	0	0		0
Prepaid expenses and other current assets	0	(1)		(20)
Derivative asset		0
Total current assets	0	(1)		(20)
Property, equipment, and capitalized software, net	0	0		0
Deferred contract costs	0	0		0
Goodwill and intangible assets, net		0		0
Intangible assets, net	0
Goodwill	0
Restricted investments	0	0		0
Investment in subsidiaries, net	(2,347)	(2,206)		(1,377)
Derivative asset	0			0
Deferred income taxes		0		0
Other assets	(16)	(16)		(18)
Total Assets	(2,363)	(2,223)		(1,415)
Current liabilities:
Medical claims and benefits payable	0	0		0
Amounts due government agencies	0	0		0
Accounts payable and accrued liabilities	0	0		(20)
Deferred revenue	0	0		0
Income taxes payable				0
Current portion of long-term debt	0	0
Derivative liability		0
Total current liabilities	0	0		(20)
Long-term debt	(16)	(16)		(16)
Deferred income taxes	0
Other long-term liabilities	0	(1)		(2)
Derivative liability	0			0
Total liabilities	(16)	(17)		(38)
Total stockholders' equity	(2,347)	(2,206)		(1,377)
Total liabilities and stockholders' equity	(2,363)	(2,223)		(1,415)
Parent Guarantor
Current assets:
Cash and cash equivalents		360		75	100	39
Investments		252		126
Receivables		0
Income taxes refundable		7
Due from (to) affiliates		86		18
Prepaid expenses and other current assets		46		33
Derivative asset		374		0
Total current assets		1,125		265
Property, equipment, and capitalized software, net		267		265
Deferred contract costs		0
Goodwill and intangible assets, net		61		65
Restricted investments		0
Investment in subsidiaries, net		2,205		1,377
Derivative asset		0		329
Deferred income taxes		23		11
Other assets		36		43
Total Assets		3,717		2,355
Current liabilities:
Medical claims and benefits payable		0
Amounts due government agencies		0
Accounts payable and accrued liabilities		157		107
Deferred revenue		0
Current portion of long-term debt		449		0
Derivative liability		374		0
Total current liabilities		980		107
Long-term debt		1,160
Other long-term liabilities		20		22
Derivative liability		0		329
Total liabilities		2,160		1,345
Total stockholders' equity		1,557		1,010
Total liabilities and stockholders' equity		3,717		2,355
Parent Guarantor | Reportable Legal Entities
Current assets:
Cash and cash equivalents	214	360	465	75	100	39
Investments	252	252		126
Receivables	3	0		0
Income taxes refundable	37	7
Due from (to) affiliates	99	86		18
Prepaid expenses and other current assets	50	46		33
Derivative asset		374
Total current assets	655	1,125		252
Property, equipment, and capitalized software, net	305	267		265
Deferred contract costs	0	0		0
Goodwill and intangible assets, net		61		65
Intangible assets, net	8
Goodwill	51
Restricted investments	0	0		0
Investment in subsidiaries, net	2,346	2,205		1,377
Derivative asset	226			11
Deferred income taxes		23		329
Other assets	47	36		43
Total Assets	3,638	3,717		2,342
Current liabilities:
Medical claims and benefits payable	0	0		0
Amounts due government agencies	0	0		0
Accounts payable and accrued liabilities	128	157		107
Deferred revenue	0	0		0
Income taxes payable				(13)
Current portion of long-term debt	1	449
Derivative liability		374
Total current liabilities	129	980		94
Long-term debt	1,626	1,160		887
Deferred income taxes	(3)
Other long-term liabilities	19	20		22
Derivative liability	226			329
Total liabilities	1,997	2,160		1,332
Total stockholders' equity	1,641	1,557		1,010
Total liabilities and stockholders' equity	3,638	3,717		2,342
Other Guarantors
Current assets:
Cash and cash equivalents		42
Investments		0
Receivables		79
Income taxes refundable		3
Due from (to) affiliates		(4)
Prepaid expenses and other current assets		11
Derivative asset		0
Total current assets		131
Property, equipment, and capitalized software, net		52
Deferred contract costs		81
Goodwill and intangible assets, net		246
Restricted investments		0
Investment in subsidiaries, net		1
Deferred income taxes		(35)
Other assets		2
Total Assets		478
Current liabilities:
Medical claims and benefits payable		3
Amounts due government agencies		1
Accounts payable and accrued liabilities		35
Deferred revenue		34
Current portion of long-term debt		0
Derivative liability		0
Total current liabilities		73
Long-term debt		0
Other long-term liabilities		2
Total liabilities		75
Total stockholders' equity		403
Total liabilities and stockholders' equity		478
Other Guarantors | Reportable Legal Entities
Current assets:
Cash and cash equivalents	29	42	31	15	9	37
Investments	0	0		0
Receivables	87	79		35
Income taxes refundable	3	3
Due from (to) affiliates	(9)	(4)		(1)
Prepaid expenses and other current assets	13	11		25
Derivative asset		0
Total current assets	123	131		74
Property, equipment, and capitalized software, net	67	52		25
Deferred contract costs	80	81		54
Goodwill and intangible assets, net		246		75
Intangible assets, net	23
Goodwill	228
Restricted investments	0	0		5
Investment in subsidiaries, net	1	1		0
Derivative asset	0			0
Deferred income taxes		(35)		(17)
Other assets	3	2		0
Total Assets	525	478		216
Current liabilities:
Medical claims and benefits payable	0	3		0
Amounts due government agencies	0	1		2
Accounts payable and accrued liabilities	31	35		12
Deferred revenue	38	34		31
Income taxes payable				7
Current portion of long-term debt	0	0
Derivative liability		0
Total current liabilities	69	73		52
Long-term debt	0	0		0
Deferred income taxes	40
Other long-term liabilities	2	2		1
Derivative liability	0			0
Total liabilities	111	75		53
Total stockholders' equity	414	403		163
Total liabilities and stockholders' equity	525	478		216
Non-Guarantors
Current assets:
Cash and cash equivalents		1,927
Investments		1,549
Receivables		518
Income taxes refundable		3
Due from (to) affiliates		(82)
Prepaid expenses and other current assets		136
Derivative asset		0
Total current assets		4,051
Property, equipment, and capitalized software, net		74
Deferred contract costs		0
Goodwill and intangible assets, net		334
Restricted investments		109
Investment in subsidiaries, net		0
Deferred income taxes		30
Other assets		6
Total Assets		4,604
Current liabilities:
Medical claims and benefits payable		1,682
Amounts due government agencies		728
Accounts payable and accrued liabilities		170
Deferred revenue		189
Current portion of long-term debt		0
Derivative liability		0
Total current liabilities		2,769
Long-term debt		16
Other long-term liabilities		16
Total liabilities		2,801
Total stockholders' equity		1,803
Total liabilities and stockholders' equity		4,604
Non-Guarantors | Reportable Legal Entities
Current assets:
Cash and cash equivalents	2,102	1,927	$ 1,518	1,449	$ 827	$ 720
Investments	1,716	1,549		893
Receivables	922	518		561
Income taxes refundable	(17)	3
Due from (to) affiliates	(90)	(82)		(17)
Prepaid expenses and other current assets	134	136		11
Derivative asset		0
Total current assets	4,767	4,051		2,897
Property, equipment, and capitalized software, net	76	74		51
Deferred contract costs	0	0		0
Goodwill and intangible assets, net		334		221
Intangible assets, net	115
Goodwill	332
Restricted investments	107	109		97
Investment in subsidiaries, net	0	0		0
Derivative asset	0			0
Deferred income taxes		30		21
Other assets	5	6		5
Total Assets	5,402	4,604		3,292
Current liabilities:
Medical claims and benefits payable	1,766	1,682		1,201
Amounts due government agencies	1,238	728		525
Accounts payable and accrued liabilities	378	170		143
Deferred revenue	66	189		165
Income taxes payable				15
Current portion of long-term debt	0	0
Derivative liability		0
Total current liabilities	3,448	2,769		2,049
Long-term debt	16	16		16
Deferred income taxes	(12)
Other long-term liabilities	17	16		13
Derivative liability	0			0
Total liabilities	3,469	2,801		2,078
Total stockholders' equity	1,933	1,803		1,214
Total liabilities and stockholders' equity	$ 5,402	$ 4,604		$ 3,292